Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average
			Summary	Compensation	Average		Company
	Summary	Compensation	Compensation	Actually	Value of Initial Fixed		Selected	Other Measures
	Compensation	Actually	Table Total	Paid (1)	$100 Investment Based On:		Measure	Net Product	Net Earnings
	Table Total	Paid (1)	for Other	to Other		TSR of	Net Earnings (5)	Sales	as a Percent
Year	for PEO	to PEO (2)	NEOs	NEOs (2)	TSR (3)	Peer Group (4)	(in thousands)	(in thousands)	of Sales
2025	$7,150,512	$7,150,512	$1,599,347	$1,599,347	$151	$98	$99,982	$724,675	13.8%
2024	7,204,551	7,204,551	1,573,879	1,573,879	128	106	97,819	715,530	13.7%
2023	7,289,683	7,289,683	1,495,958	1,495,958	126	114	91,886	763,252	12.0%
2022	6,793,272	6,793,272	1,362,116	1,362,116	155	124	75,892	681,440	11.1%
2021	5,442,510	5,442,510	1,256,239	1,256,239	127	113	65,308	566,043	11.5%

(1)	"Compensation Actually Paid" is the same as the total compensation reported in the Summary Compensation Table because the Company does not have any stock-based compensation or defined benefit plans.

(2)

The principle executive officer (PEO) is Ellen R. Gordon.  The four other named executive officers (NEOs) are G. Howard Ember, Jr., Henry G. Mills, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2025, 2024, 2023, 2022 or 2021 except that Mr. Naylor retired and Mr. Mills became an NEO in 2025.

(3)	For the relevant year, represents the cumulative shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

(4)	For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

(5)

Excludes deduction for non-controlling interests as per Item 402 of Regulation S-K in the amount of $70, $19, $26, $45 and $18 in 2025, 2024, 2023, 2022 and 2021 respectively. In addition, as per the terms of the Company’s Management Incentive Plan, 2024 Net Earnings excludes an $11,010 non-recurring, non-cash charge related to the write-off of a deferred tax asset.

Company Selected Measure Name	net earnings
Named Executive Officers, Footnote

(2)

The principle executive officer (PEO) is Ellen R. Gordon.  The four other named executive officers (NEOs) are G. Howard Ember, Jr., Henry G. Mills, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2025, 2024, 2023, 2022 or 2021 except that Mr. Naylor retired and Mr. Mills became an NEO in 2025.

Peer Group Issuers, Footnote

(4)	For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 7,150,512	$ 7,204,551	$ 7,289,683	$ 6,793,272	$ 5,442,510
PEO Actually Paid Compensation Amount	7,150,512	7,204,551	7,289,683	6,793,272	5,442,510
Non-PEO NEO Average Total Compensation Amount	1,599,347	1,573,879	1,495,958	1,362,116	1,256,239
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,599,347	1,573,879	1,495,958	1,362,116	1,256,239
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the cumulative TSR over the five years presented in the table.  The Compensation Committee does not determine the amount of MIP and CAP awards based on stock price performance.  TSR of the Company in relation to that of its peer group is not taken into consideration in determining compensation paid to NEOs because the Board believes that focusing on the factors enumerated above in the Compensation Discussion and Analysis will lead to increased shareholder value on a long term basis and serve to mitigate risk taking activities that are inconsistent with the Company’s long term shareholder interests.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Earnings

The following graph illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s Net Earnings over the five years presented in the table.  Net Earnings is the most important factor taken into consideration when determining the MIP and CAP awards for NEOs.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Net Product Sales

The following graph illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s Net Product Sales over the five years presented in the table.

Total Shareholder Return Vs Peer Group	Company’s TSR versus TSR of Peer Group The following graph illustrates the TSR of the Company versus that of its peer group over the five years presented in the table.
Tabular List, Table

The measures that were most important in determining pay during 2025 and were most heavily weighted in the Company’s MIP and CAP programs are as follows:

●	Net earnings and earnings per share;
●	Increase in sales of core brands and net product sales;
●	Net earnings as a percentage of net product sales;

Total Shareholder Return Amount	$ 151	128	126	155	127
Peer Group Total Shareholder Return Amount	98	106	114	124	113
Net Income (Loss)	$ 99,982,000	$ 97,819,000	$ 91,886,000	$ 75,892,000	$ 65,308,000
Company Selected Measure Amount	724,675,000	715,530,000	763,252,000	681,440,000	566,043,000
PEO Name	Ellen R. Gordon
Net earnings (loss) attributable to noncontrolling interests	$ 70	$ 19	$ 26	$ 45	$ 18
Adjustment deferred tax assets non-cash tax charge	$ 11,010
Measure:: 1
Pay vs Performance Disclosure
Name	Net earnings and earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Increase in sales of core brands and net product sales
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Compensation Actually Paid and Net Earnings as a Percentage of Net Product Sales

The following graph illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s Net Earnings as a percentage of Net Product Sales over the five years presented in the table.

Other Performance Measure, Amount	13.8	13.7	12	11.1	11.5
Name	Net earnings as a percentage of net product sales